Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic EPS
Net income (loss) attributable to parent company	$ 104	$ 128	$ (500)
Weighted average shares outstanding	876,510,959	886,532,167	889,541,922
Basic EPS	$ 0.12	$ 0.14	$ (0.56)
Diluted EPS
Net income (loss) attributable to parent company	$ 104	$ 128	$ (500)
Convertible debt interest	0	0	0
Net income (loss) attributable to parent company adjusted	$ 104	$ 128	$ (500)
Weighted average shares outstanding	876,510,959	886,532,167	889,541,922
Dilutive effect of stock awards	4,043,813	3,278,537
Number of shares used in calculating diluted EPS	880,554,772	889,810,704	889,541,922
Diluted EPS	$ 0.12	$ 0.14	$ (0.56)